ORGANIZATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ORGANIZATION [Abstract]
Working capital	$ (10,307)	$ (8,985)
Income (loss) from continuing operations	(8,020)	(4,935)	(6,615)
Cash flows from operations	$ (8,116)	$ (6,351)	$ (5,349)